RAINIER MID CAP EQUITY FUND

(Original Shares – RIMMX)

(Institutional Shares – RAIMX)

SUPPLEMENT DATED JANUARY 23, 2014 TO THE

PROSPECTUS DATED JULY 31, 2013

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective January 1, 2014, Peter M. Musser is no longer a portfolio manager for the Rainier Mid Cap Equity Fund. All references to Mr. Musser’s name in the Prospectus are hereby deleted.

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Please retain this supplement for future reference.